CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue by geographic areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 266,391	$ 282,756	$ 279,551
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	94,707	132,134	143,491
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	39,381	34,586	47,094
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	97,122	73,921	54,728
Europe the Middle East and Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 35,181	$ 42,115	$ 34,238